SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Index Fund
Large Cap Disciplined Equity Fund
Emerging Markets Equity Fund

Supplement Dated November 15, 2005 to the
Class A Shares Prospectus Dated September 30, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for Large Cap Index Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Index Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Barclays Global Fund Advisors under the sub-section "Large Cap Index Fund" is hereby deleted.

There are no changes to the other Sub-Advisers of the Large Cap Index Fund

Change in Sub-Adviser for Large Cap Disciplined Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Disciplined Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Barclays Global Fund Advisors under the sub-section "Large Cap Disciplined Equity Fund" is hereby deleted.

There are no changes to the other Sub-Advisers of the Large Cap Disciplined Equity Fund.

Change in Sub-Adviser for Emerging Markets Equity Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Citigroup Asset Management Limited under the sub-section "Emerging Markets Equity Fund" is hereby deleted.

There are no changes to the other Sub-Advisers of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Index Fund
Large Cap Disciplined Equity Fund
Emerging Markets Equity Fund

Supplement dated November 15, 2005 to the
Statement of Additional Information ("SAI") Dated September 30, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for Large Cap Index Fund and Large Cap Disciplined Equity Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Index and Large Cap Disciplined Equity Funds. In the sub-sections entitled "The Sub-Advisers" and "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Barclays Global Fund Advisors ("BGFA") are hereby deleted.

There are no changes to the other Sub-Advisers of the Large Cap Index or Large Cap Disciplined Equity Funds.

Change in Sub-Adviser for Emerging Markets Equity Fund

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Emerging Markets Equity Fund. In the sub-sections entitled "The Sub-Advisers" and "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Citigroup Asset Management Limited ("CAM Ltd.") are hereby deleted.

There are no changes to the other Sub-Advisers of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE